WCM Sustainable Developing World Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.7%
	ARGENTINA — 3.7%
48	MercadoLibre, Inc.*	$75,298
	CANADA — 1.1%
1,002	First Quantum Minerals Ltd.	21,460
	CHINA — 16.4%
4,300	Alibaba Group Holding Ltd.*	105,017
3,450	Autobio Diagnostics Co., Ltd. - Class A	33,032
503	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	8,945
1,900	Glodon Co., Ltd. - Class A	18,599
784	KE Holdings, Inc. - ADR*	17,240
21,900	Shenzhen Airport Co., Ltd. - Class A*	23,640
2,100	Tencent Holdings Ltd.	126,646
		333,119
	GERMANY — 2.4%
322	Delivery Hero S.E.*	48,136
	HONG KONG — 5.6%
9,614	AIA Group Ltd.	115,038
	INDIA — 10.7%
315	Asian Paints Ltd.	12,533
911	HDFC Bank Ltd. - ADR	64,289
2,572	ICICI Bank Ltd. - ADR	47,814
355	Maruti Suzuki India Ltd.	33,355
1,420	Tata Consultancy Services Ltd.	60,540
		218,531
	INDONESIA — 4.7%
8,786	Bank Central Asia Tbk P.T.	18,138
342,432	Telkom Indonesia Persero Tbk P.T.	76,759
		94,897
	JAPAN — 1.6%
820	Unicharm Corp.	32,913
	MEXICO — 5.6%
4,785	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	55,036
16,612	Megacable Holdings S.A.B. de C.V.	58,249
		113,285

WCM Sustainable Developing World Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PERU — 1.5%
300	Credicorp Ltd.*	$30,288
	SINGAPORE — 4.0%
85	Sea Ltd. - ADR*	23,474
2,977	United Overseas Bank Ltd.	57,554
		81,028
	SWEDEN — 4.7%
1,740	Lundin Energy A.B.	54,244
1,615	Sandvik A.B.	42,113
		96,357
	TAIWAN — 10.6%
5,000	Feng TAY Enterprise Co., Ltd.	41,368
1,497	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	174,610
		215,978
	UNITED KINGDOM — 8.5%
805	AstraZeneca PLC	92,506
2,050	Mondi PLC	56,835
353	Wizz Air Holdings PLC*	24,264
		173,605
	UNITED STATES — 8.6%
274	American Tower Corp. - REIT	77,487
116	Mastercard, Inc. - Class A	44,769
320	NIKE, Inc. - Class B	53,603
		175,859
	VIETNAM — 3.0%
16,374	Vietnam Dairy Products JSC	61,420
	TOTAL COMMON STOCKS
	(Cost $1,730,845)	1,887,212

WCM Sustainable Developing World Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 11.0%
$223,873	UMB Money Market II Special, 0.01%[1]	$223,873
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $223,873)	223,873
	TOTAL INVESTMENTS — 103.7%
	(Cost $1,954,718)	2,111,085
	Liabilities in Excess of Other Assets — (3.7)%	(76,151)
	TOTAL NET ASSETS — 100.0%	$2,034,934

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.